New Standards, Interpretations and Amendments Adopted by the Group	9 Months Ended
Sep. 30, 2025
New Standards, Interpretations and Amendments Adopted by the Group [Abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
14	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP

The accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the VEON Holdings B.V. audited annual combined financial statements as of and for the year ended December 31, 2024.

Certain new and amended standards became effective as of January 1, 2025, which did not have a material impact on Kyivstar Group’s interim condensed consolidated financial statements. Kyivstar Group has not early adopted any standards, interpretations or amendments that have been issued but have not yet become effective.